Schedule of Investments
September 30, 2021 (unaudited)
Mercator International Opportunity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 92.20%

Biotech & Pharma - 1.00%
ALK-Abello A/S Class B (Denmark) (2)	1,200	503,932

Chemicals - 1.18%
Umicore SA (Belgium)	10,030	595,036

Commercial & Res Bldg Equip & Sys - 1.42%
Japan Elevator Service Holdings Co., Ltd. (Japan) (2)	31,000	717,107

Commercial Services - 1.02%
Eurofins Scientific SE (Luxembourg)	4,000	513,322

Consumer Discretionary Products - 4.08%
Aston Martin Lagonda Global Holdings PLC ADR (United Kingdom) (2)	50,000	1,290,185
Watches of Switzerland Group PLC (United Kingdom) (2)	60,000	764,614
		2,054,799

Consumer Discretionary Services - 2.28%
Entain PLC (Isle of Man) (2)	40,000	1,147,729

Containers & Packaging - 1.32%
DS Smith PLC (United Kingdom) (2)	120,000	667,461

Hardware - 4.09%
Nidec Corp. (Japan)	7,240	807,489
SLM Solutions Group AG (Germany) (2)	30,000	642,579
Tobii AB (Sweden) (2)	90,000	611,573
		2,061,641

Health Care - 1.53%
Dermapharm Holding SE (Germany) (2)	8,000	772,484

Health Care Facilities & Services - 1.87%
Amplifon SpA (Italy)	10,000	477,013
Orpea SA (France)	4,000	466,362
		943,375

Iron & Steel - 0.96%
BHP Group Ltd. (Australia)	9,000	481,680

Machinery - 1.65%
Disco Corp. (Japan) (2)	2,960	833,308

Media - 9.67%
Adevinta ASA Class B (Norway) (2)	50,181	859,149
CyberAgent, Inc. (Japan)	36,120	702,559
Future PLC (United Kingdom) (2)	40,150	1,995,776
Uuum, Inc. (Japan) (2)	29,030	346,978
Z Holdings Corp. (Japan) (2)	150,500	969,964
		4,874,426

Medical Equipment & Devices - 3.64%
Jeol Ltd. (Japan)	15,050	1,109,573
Lumibird (France) (2)	33,092	724,133
		1,833,706

Metal Mining - 1.06%
Rio Tinto PLC (United Kingdom) (2)	8,000	534,560

Pharmaceutical Preparations - 1.03%
Jazz Pharmaceuticals PLC (Ireland) (2)	4,000	520,840

Real Estate - 1.11%
Capital & Counties Properties PLC (United Kingdom) (2)	250,000	559,383

Renewable Energy - 1.89%
SolarEdge Technologies, Inc. (Israel) (2)	3,600	954,792

Retail-Discretionary - 12.69%
ASOS PLC (United Kingdom) (2)	19,075	771,392
Boozt AB (Sweden)(2)	60,000	993,442
Fnac Darty SA (France) (2)	16,000	1,052,209
Mercari, Inc. (Japan) (2)	17,000	940,386
MonotaRO Co. Ltd. (Japan)	32,100	727,563
Moonpig Group PLC (United Kingdom) (2)	105,000	451,211
Rakuten, Inc. (Japan) (2)	65,300	633,892
Zalando SE (Germany) (2)	9,000	826,530
		6,396,625

Retail and Wholesale - Discretionary - 4.43%
Musti Group Oyj (Finland) (2)	25,000	894,401
Pets at Home Group PLC (Great Britain)	150,000	971,124
Raccoon Holdings, Inc. (Japan)	26,000	367,498
		2,233,023

Retail and Wholesale Staples - 2.39%
Zur Rose Group AG (Switzerland) (2)	3,000	1,203,199

Retail-Consumer Staples - 2.23%
Ocado Group PLC (Great Britain) (2)	50,100	1,122,016

Semiconductors - 8.00%
Advantest Corp. (Japan)	5,000	450,347
Lasertec Corp. (Japan)	2,000	459,596
Nordic Semiconductor ASA (Norway) (2)	22,400	671,399
PVA TePla AG (Germany) (2)	25,000	1,112,935
STMicroelectronics NV ADR (Netherlands) (2)	10,100	440,663
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan) (2)	8,050	898,783
		4,033,723

Software - 15.44%
Accesso Technology Group PLC (United Kingdom) (2)	75,000	924,447
Basware Oyj (Finland) (2)	17,000	635,748
Blackberry Ltd. (Canada) (2)	150,000	1,459,500
Comture Corp. (Japan)	22,080	616,646
Frontier Developments PLC (United Kingdom) (2)	30,000	990,119
Learning Technologies Group PLC (United Kingdom) (2)	300,000	869,688
Materialise N.V. ADR (Belgium) (2)	30,000	603,000
RaySearch Laboratories AB Class B (Sweden) (2)	70,200	492,647
Vitec Software Group AB Class B (Sweden)	10,100	550,900
ZOO Digital Group PLC (United Kingdom) (2)	400,000	638,525
		7,781,220

Software & Technology Services - 4.55%
Boku, Inc. (United States) (2)	325,000	855,914
Kahoot! ASA (Norway) (2)	200,000	1,439,306
		2,295,220

Specialty Finance - 1.66%
Adyen NV (Netherlands) (2)	300	838,826

Total Common Stocks	(Cost $ 37,427,249)	46,473,433

Money Market Registered Investment Companies - 7.93%

First American Government Obligations Fund Class X 0.03% (3)	3,998,383	3,998,383

Total Money Market Registered Investment Companies	(Cost $ 3,998,383)	3,998,383

Total Investments - 100.13%	(Cost $ 41,425,632)	50,471,816

Liabilities in Excess of Other Assets - (0.13%)		(65,472)

Total Net Assets - 100.00%		50,406,344

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$50,471,816	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$50,471,816	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of September 30, 2021, the breakout of the Fund's portfolio by country of issuer was as follows:
Country		% of Net Assets
Australia		0.96%
Belgium		2.38%
Canada		2.90%
Denmark		1.00%
Finland		3.04%
France		4.45%
Germany		6.66%
Ireland		1.03%
Isle of Man		2.28%
Israel		1.89%
Italy		0.95%
Japan		19.21%
Luxembourg		1.02%
Netherlands		2.54%
Norway		5.89%
Sweden		5.26%
Switzerland		2.39%
Taiwan		1.78%
United Kingdom		24.90%
United States		9.63%
		100.14%

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at September 30, 2021.
ADR - American Depositary Receipt.
PLC - Public Limited Company
SE - Societas Europaea, Latin term means European Company.
SA - Société Anonyme, a French term for a public limited company.
AB - Aktiebolag, the Swedish term for "limited company" or "corporation".
AG - Aktiengesellschaft, a German term for a public limited company.
SpA - Società per azioni, an Italian term for a public limited company.
KGaA - Kommanditgesellschaft auf Aktien, a German corporate designation standing for partnership limited by shares.
ASA - Allmennaksjeselskap, a Norwegian term for public limited company.
NV - Naamloze Vennootschap, a Dutch term for public limited company.